UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-7388
                                   --------

 Value Line Emerging Opportunities Fund, Inc.
--------------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017
---------------------------------------------------
(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: March 31, 2007
                         --------------

Date of reporting period: September 30, 2006
                          ------------------

Item I. Reports to Stockholders.

         A copy of the Semi-Annual Report to Stockholders for the period ended 9/30/06 is included with this Form.

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                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                               September 30, 2006
--------------------------------------------------------------------------------


                                   Value Line
                        Emerging Opportunities Fund, Inc.


                                     [LOGO]
                                   ----------
                                   VALUE LINE

                                     No-Load
                                     Mutual
                                      Funds

Value Line Emerging Opportunities Fund, Inc.

                                                      To Our Value Line Emerging
--------------------------------------------------------------------------------

To Our Shareholders:

For the six months ended September 30, 2006, the Value Line Emerging Opportunities Fund recorded a total return of -6.59%. This compared with a total return of -4.61% for the Russell 2000 Index(1), an index of U.S. small-capitalization stocks.

The winning stocks of prior periods were hit particularly hard during the past six months. Investors took profits in economically sensitive issues that had previously enjoyed the greatest upward momentum, on concern that the Federal Reserve's multi-year monetary tightening program was finally going to turn the economy downward. Among the sectors most hurting the Fund's performance were industrials, materials, and energy. At the same time, "value" stocks widely outpaced "growth" stocks. The Russell 2000 Value Index fell less than 1% in the period, while the Russell 2000 Growth Index fell almost 9%.

Your Fund continues to boast a strong record versus its peers in the Lipper Small-Cap Growth(2) fund category, ranking in the top 10% for performance for the 10- year period and in the top 20% for the latest one year and five years. Specifically, according to the mutual fund analysis company Lipper Inc., for the year ending September 30, 2006, the Fund ranked 102nd out of 558 funds in its category; for five years, 68th out of 370 funds; and for ten years, 12th out of 132 funds based on total return.

Since 2003, your Fund has been on the favored Select List of discount broker Charles Schwab, one of only seven small-cap growth funds on the list. Moreover, Schwab judges the Fund's Risk Level to be among the lowest of all small- or mid-cap funds on the list. Meanwhile, Kiplinger's magazine, in its September 2006 issue, named the Fund as one of the top ten performers for the past ten years among funds that invest in small and midsize growth companies.

We're sticking to our discipline, the secret of our success. We invest in stocks with strong relative earnings and stock price momentum, companies that are proven long-term winners. But we are short on patience for those holdings that hit a rough spell, because those rough spells too often turn into unexpectedly persistent problems. In keeping with that discipline, we have recently been eliminating a number of holdings from the weak sectors cited above, replacing them with issues showing superior momentum.

Risk control is always a priority for the Fund, and our disciplined investment process is key in that regard. Also contributing is the Fund's wide diversification across many sectors, with over 400 individual holdings. No single holding comprises as much as 1% of assets.

Thank you for your continued confidence in us.

                                      Sincerely,

                                      /s/ Jean Bernhard Buttner

                                      Jean Bernhard Buttner
                                      Chairman and President

October 18, 2006

--------------------------------------------------------------------------------
(1) The Russell 2000 Index is representative of the smaller capitalization stocks traded in the United States. This is an unmanaged index and does not reflect charges, expenses, or taxes, so it is not possible to invest in this Index.

(2) The Lipper Small-Cap Growth fund category is a composite of mutual funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P Small-Cap 600 Index.


--------------------------------------------------------------------------------
2

                                    Value Line Emerging Opportunities Fund, Inc.

Opportunities Fund Shareholders
--------------------------------------------------------------------------------

Economic Observations

The economy left the starting gate quickly this year, with the nation's gross domestic product rising by a scintillating, but clearly unsustainable, 5.6% in the opening quarter. However, rising oil prices, further monetary tightening by the Federal Reserve, and faltering housing demand then combined to slow things down materially during the April-through-June period, as GDP growth eased to less than half the first-quarter rate.

This slowing pace of improvement then continued in the third quarter, with GDP gaining a meager 1.6%, held down by a sharp drop in the residential construction market. Businesses also slowed their inventory accumulation in the period. The large trade imbalance, meanwhile, was another negative. We think economic growth will hold in a 1.5%-2.5% range in the fourth quarter and improve to just 2.0%-2.5% during 2007. However, that should be a sufficient rate of growth (when coupled with increasing productivity, or labor-cost efficiency) to keep earnings moving modestly higher. In our view, such a rate of growth would be modest enough to keep inflation in check through at least next year.

Helping to sustain this stable pace of economic improvement should be fairly solid levels of activity in the capital goods sector, selective gains in retailing, and a possible relaxation in Federal Reserve monetary policies by the middle of next year. Reining in the nation's gross domestic product improvement are likely to be weak, but gradually stabilizing, housing demand and sluggish employment gains.

Gross domestic product growth along these lines and accompanying low inflation would have positive ramifications for the stock and bond markets, in our view.


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                                                                               3

Value Line Emerging Opportunities Fund, Inc.

--------------------------------------------------------------------------------

FUND EXPENSES (Unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2006 through September 30, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

                                                                                          Expenses* paid
                                                        Beginning           Ending        during period
                                                      account value     account value      4/1/06 thru
                                                          4/1/06           9/30/06           9/30/06
                                                     ---------------   ---------------   ---------------
Actual ...........................................     $ 1,000.00        $   934.10          $ 5.62
Hypothetical (5% return before expenses) .........     $ 1,000.00        $ 1,019.28          $ 5.87

--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.16% multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half period. This expense ratio may differ from the expense ratio shown in the Financial Highlights.


--------------------------------------------------------------------------------
4

                                    Value Line Emerging Opportunities Fund, Inc.

Portfolio Highlights at September 30, 2006 (unaudited)
--------------------------------------------------------------------------------

Ten Largest Holdings

                                                                       Percentage of
Issue                                       Shares        Value         Net Assets
---------------------------------------   ---------   -------------   --------------
Hansen Natural Corp. ..................    180,000     $5,846,400           0.8%
Nutri/System, Inc. ....................     70,000     $4,360,300           0.6%
Manitowoc Company, Inc. (The) .........     92,000     $4,120,680           0.6%
Aleris International, Inc. ............     81,500     $4,119,010           0.6%
Guess?, Inc. ..........................     83,000     $4,027,990           0.6%
WESCO International, Inc. .............     63,600     $3,690,708           0.5%
Anixter International, Inc. ...........     64,100     $3,619,727           0.5%
Gardner Denver, Inc. ..................    106,400     $3,519,712           0.5%
DJO, Inc. .............................     84,200     $3,496,826           0.5%
NCI Building Systems, Inc. ............     59,700     $3,472,749           0.5%

--------------------------------------------------------------------------------
Asset Allocation - Percentage of Net Assets

        Stocks                                     94.4%
        Cash & Other                                5.6%

--------------------------------------------------------------------------------
Equity Sector Weightings - Percentage of Total Investment Securities

        Industrial                                 26.9%
        Consumer, Non-cyclical                     22.2%
        Consumer, Cyclical                         16.0%
        Financial                                    13%
        Technology                                    7%
        Communications                              6.7%
        Energy                                      4.4%
        Utilities                                   2.1%
        Basic Materials                             1.7%

--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

   Shares                                                        Value
-------------------------------------------------------------------------
COMMON STOCKS (94.4%)
                 ADVERTISING (0.7%)
    111,000      aQuantive, Inc. * .........................  $ 2,621,820
     32,850      Harte-Hanks, Inc. .........................      865,598
     25,500      R.H. Donnelley Corp * .....................    1,348,950
                                                              -----------
                                                                4,836,368
                 AEROSPACE/DEFENSE (2.8%)
     30,000      AAR Corp. * ...............................      715,200
      8,000      Alliant Techsystems, Inc. * ...............      648,480
     57,400      Armor Holdings, Inc. * ....................    3,290,742
    130,000      BE Aerospace, Inc. * ......................    2,741,700
     53,845      DRS Technologies, Inc. ....................    2,351,411
     53,200      Esterline Technologies Corp. * ............    1,796,032
      4,000      HEICO Corp. ...............................      137,200
     43,725      Moog, Inc. Class A* .......................    1,515,509
     24,800      Precision Castparts Corp. .................    1,566,368
     67,700      Teledyne Technologies, Inc. * .............    2,680,920
     31,900      United Industrial Corp. ...................    1,706,650
                                                              -----------
                                                               19,150,212
                 AIR TRANSPORT (0.3%)
     60,600      UTI Worldwide, Inc. .......................    1,694,982
                 APPAREL (1.6%)
     61,600      Carter's, Inc. * ..........................    1,625,624
     11,000      Gildan Activewear, Inc. Class A* ..........      533,060
     83,000      Guess?, Inc. * ............................    4,027,990
     49,500      Jos A. Bank Clothiers, Inc. * .............    1,483,020
     79,000      Phillips-Van Heusen Corp. .................    3,299,830
                                                              -----------
                                                               10,969,524
                 AUTO & TRUCK (0.2%)
     30,000      Oshkosh Truck Corp. .......................    1,514,100
                 AUTO PARTS (0.3%)
     33,500      BorgWarner, Inc. ..........................    1,915,195
     18,000      LKQ Corp. * ...............................      395,460
                                                              -----------
                                                                2,310,655
                 BANK (1.9%)
      9,300      Alabama National BanCorporation ...........      634,725
      8,400      BancorpSouth, Inc. ........................      233,184
     20,500      Bank of Hawaii Corp. ......................      987,280
     13,000      Cathay General Bancorp ....................      469,300
     13,000      Colonial BancGroup, Inc. (The) ............      318,500
      4,800      Corus Bankshares, Inc. ....................      107,328
     21,300      Cullen/Frost Bankers, Inc. ................    1,231,566
     30,000      East West Bancorp, Inc. ...................    1,188,300
     19,900      First Community Bancorp, Inc. .............    1,113,405
     41,800      PrivateBancorp, Inc. ......................    1,911,096
     42,500      SVB Financial Group * .....................    1,897,200
     42,200      Umpqua Holdings Corp. .....................    1,206,920
      5,931      Valley National Bancorp ...................      151,656
     19,100      Whitney Holding Corp. .....................      683,207
     13,000      Wilmington Trust Corp. ....................      579,150
     10,700      Wilshire Bancorp, Inc. ....................      203,728
                                                              -----------
                                                               12,916,545
                 BANK - MIDWEST (0.6%)
      5,400      Bank of the Ozarks, Inc. ..................      182,898
      4,353      BOK Financial Corp. .......................      228,968
     12,993      Commerce Bancshares, Inc. .................      657,056
      7,916      First Financial Bankshares, Inc. ..........      301,995
     28,950      First Midwest Bancorp, Inc. ...............    1,096,916
     15,218      Glacier Bancorp, Inc. .....................      519,999
     14,100      Hancock Holding Co. .......................      755,055
      6,250      IBERIABANK Corp. ..........................      381,250
                                                              -----------
                                                                4,124,137
                 BEVERAGE - ALCOHOLIC (0.5%)
     27,000      Brown-Forman Corp. Class B ................    2,069,550
     71,025      Central European Distribution Corp. * .....    1,662,695
                                                              -----------
                                                                3,732,245
                 BEVERAGE - SOFT DRINK (0.9%)
    180,000      Hansen Natural Corp. * ....................    5,846,400
                 BIOTECHNOLOGY (0.5%)
     34,800      Techne Corp. * ............................    1,769,928
     34,300      United Therapeutics Corp. * ...............    1,802,122
                                                              -----------
                                                                3,572,050


See Notes to Financial Statements.
--------------------------------------------------------------------------------
6

                                    Value Line Emerging Opportunities Fund, Inc.

                                                              September 30, 2006
--------------------------------------------------------------------------------

   Shares                                                        Value
-------------------------------------------------------------------------
                 BUILDING MATERIALS (2.3%)
     47,400      Beacon Roofing Supply, Inc. * .............  $   959,376
     35,800      Drew Industries, Inc. * ...................      904,308
     36,800      Genlyte Group, Inc. (The) * ...............    2,620,160
     40,400      Granite Construction, Inc. ................    2,155,340
      8,100      Jacobs Engineering Group, Inc. * ..........      605,313
     59,700      NCI Building Systems, Inc. * ..............    3,472,749
     59,900      Simpson Manufacturing Company, Inc. .......    1,619,097
      4,400      Universal Forest Products, Inc. ...........      215,820
     49,800      Washington Group International, Inc. * ....    2,931,228
                                                              -----------
                                                               15,483,391
                 CANADIAN ENERGY (0.2%)
     17,500      Suncor Energy, Inc. .......................    1,260,875
                 CEMENT & AGGREGATES (0.5%)
     63,300      Eagle Materials, Inc. .....................    2,131,944
     34,300      Florida Rock Industries, Inc. .............    1,327,753
                                                              -----------
                                                                3,459,697
                 CHEMICAL - DIVERSIFIED (0.8%)
     54,000      Albemarle Corp. ...........................    2,933,820
     71,600      Brady Corp. Class A .......................    2,517,456
                                                              -----------
                                                                5,451,276
                 CHEMICAL - SPECIALTY (1.2%)
     50,700      Airgas, Inc. ..............................    1,833,819
     51,350      Ceradyne, Inc. * ..........................    2,109,971
     12,400      Ecolab, Inc. ..............................      530,968
     10,000      H.B. Fuller Co. ...........................      234,400
     27,400      Park Electrochemical Corp. ................      868,032
      8,000      Praxair, Inc. .............................      473,280
     29,000      Sigma-Aldrich Corp. .......................    2,194,430
     10,000      Valspar Corp. .............................      266,000
                                                              -----------
                                                                8,510,900
                 COAL (0.6%)
     53,900      Joy Global, Inc. ..........................    2,027,179
     52,000      Peabody Energy Corp. ......................    1,912,560
                                                              -----------
                                                                3,939,739
                 COMPUTER & PERIPHERALS (0.3%)
     43,600      MICROS Systems, Inc. * ....................    2,132,912
                 COMPUTER SOFTWARE & SERVICES (3.0%)
     57,900      ANSYS, Inc. * .............................    2,558,022
     27,600      Cognizant Technology Solutions
                 Corp. Class A * ...........................    2,044,056
     33,700      DST Systems, Inc. * .......................    2,078,279
     50,700      Equinix, Inc. * ...........................    3,047,070
     29,200      Euronet Worldwide, Inc. * .................      716,860
     21,900      Intergraph Corp. * ........................      939,072
     46,000      Quality Systems, Inc. .....................    1,784,340
     26,000      SPSS, Inc. * ..............................      648,180
      7,000      SRA International, Inc. Class A* ..........      210,420
     62,700      Transaction Systems Architects, Inc. * ....    2,151,864
    132,000      Trident Microsystems, Inc. * ..............    3,070,320
     52,000      VeriFone Holdings, Inc. * .................    1,484,600
                                                              -----------
                                                               20,733,083
                 DIVERSIFIED COMPANIES (2.6%)
     72,000      Acuity Brands, Inc. .......................    3,268,800
     39,800      AMETEK, Inc. ..............................    1,733,290
     20,000      Barnes Group, Inc. ........................      351,200
     38,000      Brink's Co. (The) .........................    2,016,280
     51,600      Chemed Corp. ..............................    1,664,616
     23,000      Comtech Group, Inc. * .....................      344,310
     22,900      EnPro Industries, Inc. * ..................      688,374
     56,800      ESCO Technologies, Inc. * .................    2,615,072
     27,300      Matthews International Corp. Class A ......    1,004,913


                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

   Shares                                                        Value
-------------------------------------------------------------------------
     64,700      Taubman Centers, Inc. .....................  $ 2,873,974
     20,700      Valmont Industries, Inc. ..................    1,081,575
                                                              -----------
                                                               17,642,404
                 DRUG (1.8%)
     10,000      Celgene Corp. * ...........................      433,000
      9,000      Conor Medsystems, Inc. * ..................      212,130
     31,200      Covance, Inc. * ...........................    2,071,056
     15,000      Endo Pharmaceuticals Holdings, Inc. * .....      488,250
     68,888      Immucor, Inc. * ...........................    1,543,769
    100,400      inVentiv Health, Inc. * ...................    3,215,812
     75,000      Lifecell Corp. * ..........................    2,416,500
     11,000      New River Pharmaceuticals, Inc. * .........      283,030
     55,000      Pharmaceutical Product Development, Inc. ..    1,962,950
                                                              -----------
                                                               12,626,497
                 E-COMMERCE (1.1%)
     48,000      Akamai Technologies, Inc. * ...............    2,399,520
     34,000      Ctrip.com International, Ltd. ADR .........    1,528,300
     83,000      Informatica Corp. * .......................    1,127,970
     60,000      Salesforce.com, Inc. * ....................    2,152,800
                                                              -----------
                                                                7,208,590
                 EDUCATIONAL SERVICES (0.6%)
     11,900      Bright Horizons Family Solutions, Inc. * ..      496,587
     31,000      ITT Educational Services, Inc. * ..........    2,055,300
     35,000      Laureate Education, Inc. * ................    1,675,100
                                                              -----------
                                                                4,226,987
                 ELECTRICAL EQUIPMENT (2.1%)
     10,000      American Science & Engineering, Inc. * ....      485,200
      2,400      Baldor Electric Co. .......................       73,992
     55,000      Belden CDT, Inc. ..........................    2,102,650
      1,700      Franklin Electric Co, Inc. ................       90,338
     71,700      General Cable Corp. * .....................    2,739,657
     10,400      Harman International Industries, Inc. .....      867,776
      6,800      Rofin-Sinar Technologies, Inc. * ..........      413,236
     47,000      Thomas & Betts Corp. * ....................    2,242,370
     43,300      Trimble Navigation Ltd. * .................    2,038,564
     63,600      WESCO International, Inc. * ...............    3,690,708
                                                              -----------
                                                               14,744,491
                 ELECTRICAL UTILITY - WEST (0.2%)
     69,000      MDU Resources Group, Inc. .................    1,541,460
                 ELECTRONICS (1.6%)
     39,000      Amphenol Corp. Class A ....................    2,415,270
     77,700      Diodes, Inc. * ............................    3,354,309
     72,000      Intermagnetics General Corp. * ............    1,947,600
     48,000      Microsemi Corp. * .........................      904,800
     37,000      Rogers Corp. * ............................    2,284,750
                                                              -----------
                                                               10,906,729
                 ENTERTAINMENT (0.4%)
     29,100      Central European Media Enterprises
                 Ltd. Class A * ............................    1,951,155
     26,800      RC2 Corp. * ...............................      898,604
                                                              -----------
                                                                2,849,759
                 ENTERTAINMENT TECHNOLOGY (0.3%)
     58,600      Scientific Games Corp. Class A* ...........    1,863,480
                 ENVIRONMENTAL (1.0%)
     41,700      Clean Harbors, Inc. * .....................    1,816,035
     15,000      Republic Services, Inc. ...................      603,150
     31,800      Stericycle, Inc. * ........................    2,219,322
     64,000      Waste Connections, Inc. * .................    2,426,240
                                                              -----------
                                                                7,064,747
                 FINANCIAL SERVICES - DIVERSIFIED (2.7%)
     23,400      Affiliated Managers Group, Inc. * .........    2,342,574
      5,200      ASTA Funding, Inc. ........................      194,948
     11,400      BlackRock, Inc. Class A ...................    1,698,600
     35,000      Brown & Brown, Inc. .......................    1,069,600
      4,000      Commerce Group, Inc. (The) ................      120,200
      3,000      Credicorp Ltd. ............................      125,940


See Notes to Financial Statements.
--------------------------------------------------------------------------------
8

                                    Value Line Emerging Opportunities Fund, Inc.

                                                              September 30, 2006
--------------------------------------------------------------------------------

   Shares                                                        Value
-------------------------------------------------------------------------
     10,000      eFunds Corp. * ............................  $   241,800
     65,250      Financial Federal Corp. ...................    1,748,700
     44,000      Global Payments, Inc. .....................    1,936,440
     22,000      Greenhill & Co., Inc. .....................    1,474,440
     12,000      Jackson Hewitt Tax Service, Inc. ..........      360,120
     34,000      LandAmerica Financial Group, Inc...........    2,236,860
     24,000      MoneyGram International, Inc. .............      697,440
     34,000      Nuveen Investments, Inc. Class A ..........    1,741,820
     56,300      ProAssurance Corp. * ......................    2,774,464
                                                              -----------
                                                               18,763,946
                 FOOD PROCESSING (1.3%)
     11,850      Dean Foods Co. * ..........................      497,937
     83,200      Flowers Foods, Inc. .......................    2,236,416
     68,500      Herbalife Ltd. * ..........................    2,594,780
     38,000      Ralcorp Holdings, Inc. * ..................    1,832,740
     64,000      United Natural Foods, Inc. * ..............    1,983,360
                                                              -----------
                                                                9,145,233
                 FURNITURE/HOME FURNISHINGS (0.3%)
     78,000      Select Comfort Corp. * ....................    1,706,640
     27,000      Steelcase, Inc. Class A ...................      423,630
                                                              -----------
                                                                2,130,270
                 HEALTH CARE INFORMATION SYSTEMS (0.5%)
    144,000      Allscripts Healthcare Solutions, Inc. * ...    3,232,800
                 HOME APPLIANCES (0.3%)
     47,400      Toro Co. (The) ............................    1,998,858
                 HOME BUILDING (0.2%)
     23,600      Forest City Enterprises, Inc. Class A .....    1,281,480
                 HOTEL/GAMING (1.4%)
     49,000      Ameristar Casinos, Inc. ...................    1,063,790
     54,800      Choice Hotels International, Inc. .........    2,241,320
     51,300      Gaylord Entertainment Co. * ...............    2,249,505
     22,000      Orient-Express Hotels Ltd. Class A ........      822,360
     48,000      Penn National Gaming, Inc. * ..............    1,752,960
     17,800      Station Casinos, Inc. .....................    1,029,374
     17,000      Vail Resorts, Inc. * ......................      680,340
                                                              -----------
                                                                9,839,649
                 HOUSEHOLD PRODUCTS (0.7%)
     28,400      Central Garden and Pet Co. * ..............    1,370,584
     44,400      Church & Dwight Company, Inc. .............    1,736,484
     37,600      Scotts Miracle-Gro Co. (The) Class A ......    1,672,824
                                                              -----------
                                                                4,779,892
                 HUMAN RESOURCES (0.9%)
     58,000      Administaff, Inc. .........................    1,954,600
     43,200      Korn/Ferry International * ................      904,608
     73,000      Watson Wyatt Worldwide, Inc. Class A ......    2,987,160
                                                              -----------
                                                                5,846,368
                 INDUSTRIAL SERVICES (3.0%)
     96,100      Aaron Rents, Inc. Class B .................    2,208,378
     19,600      C.H. Robinson Worldwide, Inc. .............      873,768
     40,000      Comfort Systems USA, Inc. .................      458,400
     70,950      Corrections Corp. of America * ............    3,068,587
     51,000      EMCOR Group, Inc. * .......................    2,796,840
     29,400      Expeditors International of
                 Washington, Inc. ..........................    1,310,652
      8,300      Geo Group, Inc. (The) * ...................      350,675
     55,500      Mobile Mini, Inc. * .......................    1,576,755
     36,000      Ritchie Bros Auctioneers, Inc. ............    1,929,960
     45,000      Trammell Crow Co. * .......................    1,642,950
     57,800      URS Corp. * ...............................    2,247,842
     53,000      World Fuel Services Corp. .................    2,143,850
                                                              -----------
                                                               20,608,657
                 INFORMATION SERVICES (1.0%)
     37,000      Alliance Data Systems Corp. * .............    2,042,030
     19,000      Corporate Executive Board Co. (The) .......    1,708,290
     11,000      Equifax, Inc. .............................      403,810
     56,050      FactSet Research Systems, Inc. ............    2,722,349
                                                              -----------
                                                                6,876,479


                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

   Shares                                                        Value
-------------------------------------------------------------------------
                 INSURANCE - LIFE (0.7%)
     79,350      Delphi Financial Group, Inc. Class A ......  $ 3,164,478
     21,000      Protective Life Corp. .....................      960,750
     12,800      StanCorp Financial Group, Inc. ............      571,264
                                                              -----------
                                                                4,696,492
                 INSURANCE - PROPERTY & CASUALTY (2.7%)
     33,300      Arch Capital Group Ltd. * .................    2,114,217
     48,400      Argonaut Group, Inc. * ....................    1,501,852
     33,075      Berkley (W.R.) Corp. ......................    1,170,524
     17,000      Fidelity National Financial, Inc. .........      708,050
     64,350      HCC Insurance Holdings, Inc. ..............    2,115,828
      5,900      Markel Corp. * ............................    2,422,894
      7,200      Midland Co. (The) .........................      311,904
     53,100      Philadelphia Consolidated Holding Co. * ...    2,112,318
     36,600      RLI Corp. .................................    1,858,914
     38,200      Selective Insurance Group, Inc. ...........    2,009,702
      3,900      State Auto Financial Corp. ................      119,145
     10,000      Tower Group, Inc. .........................      333,500
      6,100      United Fire & Casualty Co. ................      190,930
     38,100      Zenith National Insurance Corp. ...........    1,519,809
                                                              -----------
                                                               18,489,587
                 INTERNET (1.2%)
     68,000      American Reprographics Co. * ..............    2,180,080
     24,000      j2 Global Communications, Inc. * ..........      652,080
     70,000      Nutri/System, Inc. * ......................    4,360,300
     14,600      Stamps.com, Inc. * ........................      278,276
     48,000      ValueClick, Inc. * ........................      889,920
                                                              -----------
                                                                8,360,656
                 MACHINERY (5.3%)
     24,700      Actuant Corp. Class A .....................    1,237,470
     24,000      AO Smith Corp. ............................      946,320
     98,750      Applied Industrial Technologies, Inc. .....    2,409,500
     30,400      Curtiss-Wright Corp. ......................      922,640
     34,000      Donaldson Co, Inc. ........................    1,254,600
      7,000      Foster Wheeler Ltd. * .....................      270,130
    106,400      Gardner Denver, Inc. * ....................    3,519,712
     44,850      Graco, Inc. ...............................    1,751,841
     39,600      IDEX Corp. ................................    1,704,780
    114,200      JLG Industries, Inc. ......................    2,262,302
      5,000      Kaydon Corp. ..............................      185,100
     73,400      Lennox International, Inc. ................    1,680,860
     34,000      Lincoln Electric Holdings, Inc. ...........    1,851,300
     92,000      Manitowoc Company, Inc. (The) .............    4,120,680
     29,600      Middleby Corp. (The) * ....................    2,280,976
     52,900      MSC Industrial Direct Co., Inc. Class A ...    2,155,146
     48,000      Regal-Beloit Corp. ........................    2,088,000
     41,200      Roper Industries, Inc. ....................    1,843,288
     20,000      Terex Corp. * .............................      904,400
     39,000      Wabtec Corp. ..............................    1,058,070
     54,000      Watts Water Technologies, Inc. Class A ....    1,715,040
                                                              -----------
                                                               36,162,155
                 MANUFACTURED HOUSING/RECREATIONAL
                 VEHICLE (0.2%)
     26,400      Thor Industries, Inc. .....................    1,086,888
                 MARITIME (0.9%)
     47,000      American Commercial Lines, Inc. *..........    2,794,150
    102,400      Kirby Corp. * .............................    3,208,192
                                                              -----------
                                                                6,002,342
                 MEDICAL SERVICES (3.6%)
     29,500      Amedisys, Inc. * ..........................    1,170,265
     74,200      American Medical Systems Holdings, Inc. * .    1,367,506
     16,200      Coventry Health Care, Inc. ................      834,624
     19,050      DaVita, Inc. * ............................    1,102,424
     59,100      Healthways, Inc. * ........................    2,635,860
     23,000      Pediatrix Medical Group, Inc. * ...........    1,048,800
     74,000      PSS World Medical, Inc. * .................    1,479,260
     88,800      Psychiatric Solutions, Inc. * .............    3,027,192
     56,200      Sierra Health Services, Inc. * ............    2,126,608
     79,600      Sunrise Senior Living, Inc. * .............    2,377,652


See Notes to Financial Statements.
--------------------------------------------------------------------------------
10

                                    Value Line Emerging Opportunities Fund, Inc.

                                                              September 30, 2006
--------------------------------------------------------------------------------

   Shares                                                        Value
-------------------------------------------------------------------------
     42,100      United Surgical Partners
                 International, Inc. * .....................  $ 1,045,343
     77,400      VCA Antech, Inc. * ........................    2,791,044
     45,000      WellCare Health Plans, Inc. * .............    2,548,350
     14,849      WellPoint, Inc. * .........................    1,144,115
                                                              -----------
                                                               24,699,043
                 MEDICAL SUPPLIES (7.4%)
     25,600      Advanced Medical Optics, Inc. * ...........    1,012,480
     63,300      ArthroCare Corp. * ........................    2,966,238
     12,600      Bard (C.R.), Inc. .........................      945,000
     35,000      Bio-Rad Laboratories, Inc. Class A* .......    2,475,550
     52,000      Dade Behring Holdings, Inc. ...............    2,088,320
     67,000      DENTSPLY International, Inc. ..............    2,017,370
     84,200      DJO, Inc. * ...............................    3,496,826
     12,300      Fisher Scientific International, Inc. * ...      962,352
     56,200      Haemonetics Corp. * .......................    2,630,160
      9,000      Henry Schein, Inc. * ......................      451,260
     79,600      Hologic, Inc. * ...........................    3,464,192
     23,400      IDEXX Laboratories, Inc. * ................    2,132,676
     83,000      Illumina, Inc. * ..........................    2,742,320
     31,400      Intuitive Surgical, Inc. * ................    3,311,130
     50,000      Kyphon, Inc. * ............................    1,871,000
     51,600      LCA-Vision, Inc. ..........................    2,131,596
     62,000      Meridian Bioscience, Inc. .................    1,457,620
     45,000      Owens & Minor, Inc. .......................    1,480,050
     73,600      Palomar Medical Technologies, Inc. *.......    3,105,920
     31,600      PolyMedica Corp. ..........................    1,352,796
     49,400      ResMed, Inc. * ............................    1,988,350
     50,800      Respironics, Inc. * .......................    1,961,388
     52,400      Ventana Medical Systems, Inc. * ...........    2,139,492
      6,000      Vital Images, Inc. * ......................      189,480
     71,000      West Pharmaceutical Services, Inc. ........    2,788,170
                                                              -----------
                                                               51,161,736
                 METALS & MINING DIVERSIFIED (0.9%)
     81,500      Aleris International, Inc. * ..............    4,119,010
     31,000      Allegheny Technologies, Inc. ..............    1,927,890
                                                              -----------
                                                                6,046,900
                 METALS FABRICATING (0.3%)
     23,000      Harsco Corp. ..............................    1,785,950
                 NATURAL GAS - DISTRIBUTION (1.0%)
     37,200      AGL Resources, Inc. .......................    1,357,800
     42,000      Northwest Natural Gas Co. .................    1,649,760
     39,800      South Jersey Industries, Inc. .............    1,190,418
     51,450      Southern Union Co. ........................    1,358,794
     54,700      UGI Corp. .................................    1,337,415
                                                              -----------
                                                                6,894,187
                 NATURAL GAS - DIVERSIFIED (0.6%)
     42,000      Energen Corp. .............................    1,758,540
     10,900      Penn Virginia Corp. .......................      691,169
     10,000      Universal Compression Holdings, Inc. * ....      534,500
     27,776      XTO Energy, Inc. ..........................    1,170,203
                                                              -----------
                                                                4,154,412
                 OFFICE EQUIPMENT & SUPPLIES (0.4%)
    129,000      Cenveo, Inc. * ............................    2,427,780
     18,000      Staples, Inc. .............................      437,940
                                                              -----------
                                                                2,865,720
                 OILFIELD SERVICES/ EQUIPMENT (1.2%)
     39,400      FMC Technologies, Inc. * ..................    2,115,780
     44,400      Helix Energy Solutions Group, Inc. *.......    1,482,960
     27,800      Hydril * ..................................    1,558,468
      4,000      NATCO Group, Inc. Class A* ................      115,200
     36,000      Oceaneering International, Inc. * .........    1,108,800
     17,000      Superior Energy Services, Inc. * ..........      446,420
     59,000      TETRA Technologies, Inc. * ................    1,425,440
                                                              -----------
                                                                8,253,068
                 PACKAGING & CONTAINER (1.1%)
     86,000      CLARCOR, Inc. .............................    2,622,140
     22,800      Greif, Inc. Class A .......................    1,826,508
     39,300      Jarden Corp. * ............................    1,295,721


                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

   Shares                                                        Value
-------------------------------------------------------------------------
     56,200      Silgan Holdings, Inc. .....................  $ 2,110,872
                                                              -----------
                                                                7,855,241
                 PETROLEUM - INTEGRATED (1.4%)
     46,000      Chesapeake Energy Corp. ...................    1,333,080
     74,400      Denbury Resources, Inc. * .................    2,150,160
    114,800      Frontier Oil Corp. ........................    3,051,384
     19,300      Giant Industries, Inc. * ..................    1,567,160
     20,000      Holly Corp. ...............................      866,600
     16,398      Valero Energy Corp. .......................      844,005
                                                              -----------
                                                                9,812,389
                 PETROLEUM - PRODUCING (0.7%)
      5,000      Atlas America, Inc. * .....................      213,400
      8,000      Berry Petroleum Co. Class A ...............      225,280
     27,600      Cimarex Energy Co. ........................      971,244
     30,000      Comstock Resources, Inc. * ................      814,500
     80,700      Range Resources Corp. .....................    2,036,868
     17,000      St. Mary Land & Exploration Co. ...........      624,070
                                                              -----------
                                                                4,885,362
                 PHARMACY SERVICES (0.8%)
     12,577      Caremark Rx, Inc. .........................      712,739
     90,400      HealthExtras, Inc. * ......................    2,559,224
     53,800      Longs Drug Stores Corp. ...................    2,475,338
                                                              -----------
                                                                5,747,301
                 PRECISION INSTRUMENT (0.7%)
    100,300      Checkpoint Systems, Inc. * ................    1,655,953
     34,000      Mettler Toledo International, Inc. *.......    2,249,100
     38,100      MTS Systems Corp. .........................    1,232,154
                                                              -----------
                                                                5,137,207
                 PUBLISHING (0.5%)
     44,500      Banta Corp. ...............................    2,118,200
     11,000      Consolidated Graphics, Inc. * .............      661,870
     16,500      John Wiley & Sons, Inc. Class A ...........      594,165
                                                              -----------
                                                                3,374,235
                 R.E.I.T. (1.2%)
     15,000      CBL & Associates Properties, Inc. .........      628,650
      3,400      Developers Diversified Realty Corp. .......      189,584
     29,000      Global Signal, Inc. .......................    1,466,820
     73,700      LaSalle Hotel Properties ..................    3,194,158
      6,000      Mid-America Apartment Communities, Inc. ...      367,320
     11,600      Pan Pacific Retail Properties, Inc. .......      805,272
     12,500      ProLogis ..................................      713,250
     12,000      PS Business Parks, Inc. ...................      723,600
                                                              -----------
                                                                8,088,654
                 RAILROAD (1.2%)
     32,000      Florida East Coast Industries, Inc. .......    1,826,560
     11,000      Freightcar America, Inc. ..................      583,000
    107,700      Genesee & Wyoming, Inc. Class A* ..........    2,500,794
     32,000      Greenbrier Cos, Inc. ......................      928,320
     98,000      Kansas City Southern * ....................    2,676,380
                                                              -----------
                                                                8,515,054
                 RECREATION (0.9%)
     48,000      Life Time Fitness, Inc. * .................    2,221,920
     56,850      Pool Corp. ................................    2,188,725
     59,700      Shuffle Master, Inc. * ....................    1,612,497
                                                              -----------
                                                                6,023,142
                 RESTAURANT (0.9%)
     21,400      Cheesecake Factory, Inc. (The) * ..........      581,866
     45,000      CKE Restaurants, Inc. .....................      752,400
     25,000      Panera Bread Co. Class A* .................    1,456,250
     31,000      Papa John's International, Inc. * .........    1,119,410
     36,100      RARE Hospitality International, Inc. * ....    1,103,216
     64,687      Sonic Corp. * .............................    1,462,573
                                                              -----------
                                                                6,475,715
                 RETAIL - AUTOMOTIVE (0.4%)
     23,000      CarMax, Inc. * ............................      959,330


See Notes to Financial Statements.
--------------------------------------------------------------------------------
12

                                    Value Line Emerging Opportunities Fund, Inc.

                                                              September 30, 2006
--------------------------------------------------------------------------------

   Shares                                                        Value
-------------------------------------------------------------------------
     45,400      O'Reilly Automotive, Inc. * ...............  $ 1,507,734
                                                              -----------
                                                                2,467,064
                 RETAIL - SPECIAL LINES (3.7%)
     20,000      bebe stores, inc. .........................      495,600
     65,200      Cato Corp. (The) Class A ..................    1,428,532
     34,400      Claire's Stores, Inc. .....................    1,003,104
     36,000      Coach, Inc. * .............................    1,238,400
    111,000      Coldwater Creek, Inc. * ...................    3,192,360
     51,400      Dick's Sporting Goods, Inc. * .............    2,339,728
    140,000      Dress Barn, Inc. (The) * ..................    3,054,800
     75,000      GameStop Corp. Class A* ...................    3,471,000
     74,962      Hibbett Sporting Goods, Inc. * ............    1,962,505
     80,700      Men's Wearhouse, Inc. (The) ...............    3,002,847
     16,000      Michaels Stores, Inc. .....................      696,640
     50,600      Pantry, Inc. (The) * ......................    2,852,322
     39,600      Urban Outfitters, Inc. * ..................      700,524
                                                              -----------
                                                               25,438,362
                 RETAIL BUILDING SUPPLY (0.6%)
      9,400      Fastenal Co. ..............................      362,558
     42,200      Tractor Supply Co. * ......................    2,036,572
     41,200      Watsco, Inc. ..............................    1,895,612
                                                              -----------
                                                                4,294,742
                 SECURITIES BROKERAGE (1.0%)
      5,000      Bear Stearns Companies, Inc. (The).........      700,500
     72,400      Investment Technology Group, Inc. * .......    3,239,900
     30,000      Jefferies Group, Inc. .....................      855,000
    112,000      Knight Capital Group, Inc. Class A* .......    2,038,400
      7,000      Raymond James Financial, Inc. .............      204,680
                                                              -----------
                                                                7,038,480
                 SEMICONDUCTOR (0.6%)
     18,000      Emcore Corp. * ............................      106,560
     73,000      FormFactor, Inc. * ........................    3,075,490
     36,000      Netlogic Microsystems, Inc. * .............      913,320
                                                              -----------
                                                                4,095,370
                 SHOE (1.3%)
     34,700      Deckers Outdoor Corp. * ...................    1,642,004
     46,300      Genesco, Inc. * ...........................    1,595,961
     28,000      Iconix Brand Group, Inc. * ................      450,800
     12,000      Skechers U.S.A., Inc. Class A* ............      282,120
     74,500      Steven Madden Ltd. ........................    2,923,380
     82,750      Wolverine World Wide, Inc. ................    2,342,652
                                                              -----------
                                                                9,236,917
                 STEEL - GENERAL (0.1%)
      4,000      Carpenter Technology Corp. ................      430,040
                 TELECOMMUNICATION SERVICES (1.2%)
     60,417      American Tower Corp. Class A* .............    2,205,220
     38,800      NII Holdings, Inc. Class B* ...............    2,411,808
     69,000      Time Warner Telecom, Inc. Class A* ........    1,311,690
    127,000      Witness Systems, Inc. * ...................    2,226,310
                                                              -----------
                                                                8,155,028
                 TELECOMMUNICATIONS EQUIPMENT (1.4%)
     64,100      Anixter International, Inc. ...............    3,619,727
     83,000      CommScope, Inc. * .........................    2,727,380
     79,200      Nice Systems Ltd. ADR * ...................    2,191,464
     96,000      Redback Networks, Inc. * ..................    1,332,480
                                                              -----------
                                                                9,871,051
                 THRIFT (1.1%)
      9,100      Fidelity Bankshares, Inc. .................      354,991
     54,400      First Republic Bank .......................    2,315,264
     33,600      FirstFed Financial Corp. * ................    1,905,792
     16,500      Harbor Florida Bancshares, Inc. ...........      731,115
     47,448      Hudson City Bancorp, Inc. .................      628,686
     34,300      PFF Bancorp, Inc. .........................    1,270,472
      9,900      WSFS Financial Corp. ......................      615,681
                                                              -----------
                                                                7,822,001
                 TIRE & RUBBER (0.3%)
     26,800      Carlisle Companies, Inc. ..................    2,253,880


                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments (unaudited)                           September 30, 2006
--------------------------------------------------------------------------------

   Shares                                                        Value
-------------------------------------------------------------------------
                 TRUCKING/TRANSPORTATION LEASING (2.2%)
     28,000      AMERCO * ..................................  $ 2,076,200
     12,000      Arkansas Best Corp. .......................      516,360
     41,200      Dollar Thrifty Automotive Group *..........    1,836,284
     65,200      Forward Air Corp. .........................    2,157,468
     55,200      Heartland Express, Inc. ...................      865,536
     87,400      HUB Group, Inc. Class A* ..................    1,990,972
     46,000      Hunt (J.B.) Transport Services, Inc........      955,420
     64,475      Knight Transportation, Inc. ...............    1,092,851
     29,400      Landstar System, Inc. .....................    1,255,380
     79,550      Old Dominion Freight Line, Inc. * .........    2,388,887
                                                              -----------
                                                               15,135,358
                 WATER UTILITY (0.5%)
      9,300      American States Water Co. .................      355,725
     66,000      Aqua America, Inc. ........................    1,448,040
     56,000      Cia de Saneamento Basico do
                 Estado de Sao Paulo ADR ...................    1,685,600
                                                              -----------
                                                                3,489,365
                 WIRELESS NETWORKING (1.0%)
     54,700      Itron, Inc. * .............................    3,052,260
     25,000      Leap Wireless International, Inc. * .......    1,212,250
    110,000      SBA Communications Corp. Class A* .........    2,676,300
                                                              -----------
                                                                6,940,810
                 TOTAL COMMON STOCK AND TOTAL INVESTMENT
                   SECURITIES (94.4%)
                   (Cost $511,030,318) .....................  650,059,771
                                                              -----------

 Principal
   Amount                                                        Value
-------------------------------------------------------------------------
REPURCHASE AGREEMENTS (5.5%)
$19,000,000      With Morgan Stanley & Co.,
                   4.90%, dated 9/29/06, due
                   10/2/06, delivery value
                   $ 19,007,758 (collateralized
                   by $15,375,000 U.S.
                   Treasury Notes 13.25%, due
                   5/15/14, with a value of
                   $19,374,171)............................  $ 19,000,000
 18,900,000      With UBS Securities, LLC,
                   4.95%, dated 9/29/06, due
                   10/2/06, delivery value
                   $ 18,907,796 (collateralized
                   by $18,166,000 U.S.
                   Treasury Notes 5.25%,
                   due 8/15/29, with a value
                   of $19,335,683) ........................    18,900,000
                                                             ------------
                 TOTAL REPURCHASE AGREEMENTS
                   (Cost $37,900,000)......................    37,900,000
                                                             ------------
CASH AND OTHER ASSETS IN
EXCESS OF LIABILITIES (0.1%)                                    1,008,622
                                                             ------------
NET ASSETS (100%)                                            $688,968,393
                                                             ------------
NET ASSET VALUE OFFERING AND
  REDEMPTION PRICE, PER
  OUTSTANDING SHARE
  ($688,968,393/23,269,190 shares
  outstanding)                                               $      29.61
                                                             ------------

*      Non-income producing.

ADR    American Depositary Receipt


See Notes to Financial Statements.
--------------------------------------------------------------------------------
14

                                    Value Line Emerging Opportunities Fund, Inc.

Statement of Assets and Liabilities
at September 30, 2006 (unaudited)
--------------------------------------------------------------------------------

Assets:
Investment securities, at value
   (Cost - $511,030,318) ..................................        $650,059,771
Repurchase agreements (Cost - $37,900,000) ................          37,900,000
Cash ......................................................             290,604
Receivable for capital shares sold ........................           1,886,536
Receivable for securities sold ............................           1,040,357
Interest and dividends receivable .........................             301,134
Prepaid expenses ..........................................              36,332
                                                                   ------------
     Total Assets .........................................         691,514,734
                                                                   ------------
Liabilities:
Payable for securities purchased ..........................           1,084,424
Payable for capital shares repurchased ....................             854,423
Accrued expenses:
   Advisory fee payable ...................................             419,405
   Service and distribution plan fees .....................             139,802
   Other ..................................................              48,287
                                                                   ------------
     Total Liabilities ....................................           2,546,341
                                                                   ------------
Net Assets ................................................        $688,968,393
                                                                   ------------
Net assets consist of:
Capital stock, at $0.001 par value
   (authorized 300,000,000, outstanding
   23,269,190 shares) .....................................        $     23,269
Additional paid-in capital ................................         537,912,600
Accumulated net investment loss ...........................          (1,144,657)
Accumulated net realized gain on
   investments ............................................          13,147,728
Net unrealized appreciation of investments
   and foreign exchange translations ......................         139,029,453
                                                                   ------------
Net Assets ................................................        $688,968,393
                                                                   ============
Net Asset Value, Offering and
   Redemption Price, per Outstanding
   Shares ($688,968,393/23,269,190
   shares outstanding) ....................................        $      29.61
                                                                   ============

Statement of Operations
for the Six Months Ended September 30, 2006 (unaudited)
--------------------------------------------------------------------------------

Investment Income:
Dividends (Net of foreign withholding
   tax of $1,679) .........................................        $  1,782,240
Interest ..................................................             926,879
                                                                   ------------
   Total Income ...........................................           2,709,119
                                                                   ------------
Expenses:
Advisory fee ..............................................           2,539,003
Service and distribution plan fees ........................             846,334
Printing and postage ......................................             100,986
Auditing and legal fees ...................................              91,042
Transfer agent ............................................              76,667
Custodian fees ............................................              65,160
Registration and filing fees ..............................              47,893
Insurance, dues and other .................................              43,133
Directors' fees and expenses ..............................              32,915
Accounting and bookkeeping expense ........................              15,284
Telephone .................................................              10,529
                                                                   ------------
   Total Expenses Before Custody Credits ..................           3,868,946
   Less: Custody Credits ..................................              (7,989)
                                                                   ------------
   Net Expenses ...........................................           3,860,957
                                                                   ------------
Net Investment Loss .......................................          (1,151,838)
                                                                   ------------
Net Realized and Unrealized Gain (Loss)
   on Investments and Foreign Exchange
   Transactions:
   Net Realized Gain ......................................           1,978,635
   Change in Net Unrealized
     Appreciation/(Depreciation) ..........................         (47,638,538)
                                                                   ------------
Net Realized Gain and Change in Net
   Unrealized Appreciation/(Depreciation)
   on Investments and Foreign Exchange
   Transactions ...........................................         (45,659,903)
                                                                   ------------
Decrease in Net Assets from Operations ....................        $(46,811,741)
                                                                   ============


                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.

Statement of Changes in Net Assets
for the Six Months Ended September 30, 2006 (unaudited)
and for the Year Ended March 31, 2006
--------------------------------------------------------------------------------

                                                                            Six Months Ended
                                                                           September 30, 2006       Year Ended
                                                                               (unaudited)        March 31, 2006
                                                                          --------------------   ----------------
Operations:
  Net investment loss .................................................      $  (1,151,838)       $     (867,595)
  Net realized gain on investments ....................................          1,978,635            16,135,206
  Change in net unrealized appreciation/(depreciation) ................        (47,638,538)          104,021,793
                                                                             -------------        --------------
  Increase/(decrease) in net assets from operations ...................        (46,811,741)          119,289,404
                                                                             -------------        --------------
Distributions to Shareholders:
Net realized gain on investment transactions ..........................                 --            (7,188,612)
                                                                             -------------        --------------
Capital Share Transactions:
  Proceeds from sale of shares ........................................        150,600,001           255,275,646
  Proceeds from reinvestment of distributions to shareholders .........                 --             6,989,873
  Cost of shares repurchased ..........................................        (80,237,806)         (118,557,683)
                                                                             -------------        --------------
  Increase in net assets from capital share transactions ..............         70,362,195           143,707,836
                                                                             -------------        --------------
Total Increase in Net Assets ..........................................         23,550,454           255,808,628
Net Assets:
  Beginning of period .................................................        665,417,939           409,609,311
                                                                             -------------        --------------
  End of period .......................................................      $ 688,968,393        $  665,417,939
                                                                             =============        ==============
Undistributed net investment income/(loss), at end of period ..........      $  (1,144,657)       $        7,181
                                                                             =============        ==============

See Notes to Financial Statements.
--------------------------------------------------------------------------------
16

                                    Value Line Emerging Opportunities Fund, Inc.

Notes to Financial Statements (unaudited)                     September 30, 2006
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Value Line Emerging Opportunities Fund, Inc., (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is long-term growth of capital. The Fund invests primarily in "small-cap" common stocks. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation. Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities market or the specific issuer.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund's policy to mark-to-market the collateral on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no provision for federal income tax is required.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management has recently begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting purposes and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividends received in excess of income are recorded as a reduction of cost of investment and/or realized gain on Real Estate Investment Trusts (REITS).


--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

(E) Foreign Currency Translation. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. The Fund does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Fund, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates.

(F) Representations and Indemnifications: In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. Capital Share Transactions

Transactions in capital stock were as follows:


                               Six Months Ended
                              September 30, 2006       Year Ended
                                  (unaudited)        March 31, 2006
                             --------------------   ---------------
Shares sold ..............        4,969,942            9,065,430
Shares issued to
   shareholders in
   reinvestment of
   distributions .........                -              248,839
Shares
   repurchased ...........       (2,695,146)          (4,227,602)
                                -----------          -----------
Net increase .............        2,274,796            5,086,667
                                ===========          ===========
Dividends per
   share from net
   investment
   income ................      $        --          $     .3866
                                -----------          -----------

3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, were as follows:

                                       Six Months Ended
                                      September 30, 2006
                                         (unaudited)
                                     -------------------
Purchases:
   Investment Securities .........      $166,013,742
                                        ------------
Sales:
   Investment Securities .........      $ 75,668,144
                                        ------------

4. Income Taxes

At September 30, 2006, information on the tax components of capital is as follows:

Cost of investments for tax purposes .........   $548,930,318
                                                 ============
Gross tax unrealized appreciation ............   $151,288,814
Gross tax unrealized depreciation ............    (12,259,361)
                                                 ------------
Net tax unrealized appreciation on
   investments ...............................   $139,029,453
                                                 ------------


--------------------------------------------------------------------------------
18

                                    Value Line Emerging Opportunities Fund, Inc.

                                                              September 30, 2006
--------------------------------------------------------------------------------

5. Investment Advisory Fee, Service and Distribution Fees and Transactions With Affiliates

An advisory fee of $2,539,003 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the six months ended September 30, 2006. The fee was computed at an annual rate of 0.75 of 1% of the daily net assets during the period and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of certain administrative services and office space. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, for advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the six months ended September 30, 2006, fees amounting to $846,314 were paid or payable to the Distributor under this plan.

For the six months ended September 30, 2006, the Fund's expenses were reduced by $7,989 under a custody credit arrangement with the Custodian.

Certain officers and directors of the Adviser and/or affiliated companies are also officers and directors of the Fund. At September 30, 2006, the Adviser, and/or affiliated companies, including the Value Line Profit Sharing and Savings Plan, owned 739,590 shares of the Fund representing approximately 3% of the outstanding shares. In addition, certain officers and directors of the Fund as a group owned 23,907 shares, representing less than 1% of the outstanding shares.



--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.

Financial Highlights
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout each period:

                                                   Six Months Ended                        Years Ended March 31,
                                                  September 30, 2006  ------------------------------------------------------------
                                                     (unaudited)         2006         2005         2004        2003         2002
                                                  --------------------------------------------------------------------------------
Net asset value, beginning of period ...........     $  31.70          $  25.75     $  23.81     $  16.56    $  20.15     $  16.66
                                                  --------------------------------------------------------------------------------
Income from investment operations:
Net investment loss ............................        (0.05)            (0.04)       (0.05)       (0.03)      (0.03)       (0.11)
Net gains or (losses) on securities
 (both realized and unrealized) ................        (2.04)             6.38         1.99         7.28       (3.40)        3.70
                                                  --------------------------------------------------------------------------------
 Total from investment operations ..............        (2.09)             6.34         1.94         7.25       (3.43)        3.59
                                                  --------------------------------------------------------------------------------
Less distributions:
 Distributions from net realized gains .........           --             (0.39)          --           --       (0.16)       (0.10)
                                                  --------------------------------------------------------------------------------
Net asset value, end of period .................     $  29.61          $  31.70     $  25.75     $  23.81    $  16.56     $  20.15
                                                  --------------------------------------------------------------------------------
Total return ...................................        (6.59)%(2)        24.85%        8.15%       43.78%     (17.04)%      21.55%
                                                  ================================================================================
Ratios/Supplemental Data: ......................
Net assets, end of period (in thousands) .......     $688,968          $665,418     $409,609     $260,879    $109,600     $ 71,565
Ratio of expenses to average net assets(1) .....         1.16%(3)          1.10%        1.14%        1.19%       1.36%        1.48%
Ratio of net investment loss to average
 net assets ....................................        (0.35)(3)         (0.17)%      (0.28)%      (0.16)%     (0.19)%      (0.75)%
Portfolio turnover rate ........................           12%(2)            40%          44%          55%         79%         130%

(1) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would have been unchanged for the six months ended September 30, 2006 and the years ended March 31, 2006, March 31, 2005, March 31, 2004, and March 31, 2002
      and 1.35% for the year ended March 31, 2003.

(2)   Not annualized.

(3)   Annualized.


See Notes to Financial Statements.
--------------------------------------------------------------------------------
20

                                   Value Line Emerging Opportunities Fund, Inc.

--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30 is available through the Fund's website at http://www.vlfunds.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.


--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.

Management of the Fund
--------------------------------------------------------------------------------

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund's officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds. Each Director serves until his or her successor is elected and qualified.

                                                                                                        Other
                                                  Length of       Principal Occupation                  Directorships
Name, Address, and Age     Position               Time Served     During the Past 5 Years               Held by Director
-------------------------------------------------------------------------------------------------------------------------
Interested Directors*
---------------------
Jean Bernhard Buttner      Chairman of the        Since 1993      Chairman, President and Chief         Value Line, Inc.
Age 71                     Board of Directors                     Executive Officer of Value Line,
                           and President                          Inc. (the "Adviser") and Value
                                                                  Line Publishing, Inc. Chairman
                                                                  and President of each of the 14
                                                                  Value Line Funds and Value Line
                                                                  Securities, Inc. (the
                                                                  "Distributor").
-------------------------------------------------------------------------------------------------------------------------
Non-Interested Directors
------------------------
John W. Chandler           Director               Since 2000      Consultant, Academic Search           None
18 Victoria Lane                                                  Consultation Service, Inc.
Lanesboro, MA 01237                                               (1992-2004); Trustee Emeritus
Age 82                                                            and Chairman (1993-1994) of the
                                                                  Board of Trustees of Duke
                                                                  University; President Emeritus,
                                                                  Williams College.
-------------------------------------------------------------------------------------------------------------------------
Frances T. Newton          Director               Since 1993      Customer Support Analyst, Duke        None
4921 Buckingham Drive                                             Power Company.
Charlotte, NC 28209
Age 64
-------------------------------------------------------------------------------------------------------------------------
Francis C. Oakley          Director               Since 1993      Professor of History, Williams        Berkshire Life
54 Scott Hill Road                                                College, (1961-2002). Professor       Insurance
Williamstown, MA 01267                                            Emeritus since 2002. President        Company of
Age 74                                                            Emeritus since 1994 and               America
                                                                  President, (1985-1994); Chairman
                                                                  (1993-1997) and Interim
                                                                  President (2002-2003) of the
                                                                  American Council of Learned
                                                                  Societies. Trustee since 1997 and
                                                                  Chairman of the Board since
                                                                  2005, National Humanities Center.


--------------------------------------------------------------------------------
22

                                    Value Line Emerging Opportunities Fund, Inc.

Management of the Fund
--------------------------------------------------------------------------------

                                                                                                        Other
                                                  Length of       Principal Occupation                  Directorships
Name, Address, and Age      Position              Time Served     During the Past 5 Years               Held by Director
-------------------------------------------------------------------------------------------------------------------------
David H. Porter             Director              Since 2000      Visiting Professor of Classics,       None
5 Birch Run Drive                                                 Williams College, since 1999;
Saratoga Springs, NY 12866                                        President Emeritus, Skidmore
Age 70                                                            College since 1999 and President,
                                                                  (1987-1998).
-------------------------------------------------------------------------------------------------------------------------
Paul Craig Roberts          Director              Since 2000      Chairman, Institute for Political     A. Schulman Inc.
169 Pompano St.                                                   Economy.                              (plastics)
Panama City Beach, FL 32413
Age 67
-------------------------------------------------------------------------------------------------------------------------
Nancy-Beth Sheerr           Director              Since 2000      Senior Financial Advisor,             None
1409 Beaumont Drive                                               Veritable L.P. (investment adviser)
Gladwyne, PA 19035                                                since 2004; Senior Financial
Age 57                                                            Advisor, Hawthorn, (2001-2004).
-------------------------------------------------------------------------------------------------------------------------
Officers
--------
David T. Henigson           Vice President,       Since 1993      Director, Vice President and
Age 48                      Secretary and Chief                   Compliance Officer of the
                            Compliance Officer                    Adviser. Director and Vice
                                                                  President of the Distributor. Vice
                                                                  President, Secretary and Chief
                                                                  Compliance Officer of each of the
                                                                  14 Value Line Funds.
-------------------------------------------------------------------------------------------------------------------------
Stephen R. Anastasio        Treasurer             Since 2005      Controller of the Adviser until
Age 47                                                            2003; Chief Financial Officer of
                                                                  the Adviser 2003-2005; Treasurer
                                                                  of the Adviser since 2005;
                                                                  Treasurer of each of the 14 Value
                                                                  Line Funds.
-------------------------------------------------------------------------------------------------------------------------
Howard A. Brecher           Assistant Treasurer   Since 2005      Director, Vice President and
Age 51                      Assistant Secretary                   Secretary of the Adviser. Director
                                                                  and Vice President of the
                                                                  Distributor.
-------------------------------------------------------------------------------------------------------------------------

* Mrs. Buttner is an "interested person" as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

--------------------------------------------------------------------------------
The Fund's Statement of Additional Information (SAI) includes additional information about the Fund's directors and is available, without charge, upon request by calling 1-800-243-2729.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.

                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950 - The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 - Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 - Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 - Value Line Larger Companies Funds sole investment objective is to realize capital growth.

1979 - The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 - Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 - Value Line Centurion Fund* seeks long-term growth of capital.

1984 - The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 - Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 - Value Line Aggressive Income Trust seeks to maximize current income.

1987 - Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 - Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 - Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 - Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 9 am - 5 pm CST, Monday - Friday, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.


--------------------------------------------------------------------------------
24

INVESTMENT ADVISER              Value Line, Inc.
                                220 East 42nd Street
                                New York, NY 10017-5891

DISTRIBUTOR                     Value Line Securities, Inc.
                                220 East 42nd Street
                                New York, NY 10017-5891

CUSTODIAN BANK                  State Street Bank and Trust Co.
                                225 Franklin Street
                                Boston, MA 02110

SHAREHOLDER                     State Street Bank and Trust Co.
SERVICING AGENT                 c/o BFDS
                                P.O. Box 219729
                                Kansas City, MO 64121-9729

INDEPENDENT                     PricewaterhouseCoopers LLP
REGISTERED PUBLIC               300 Madison Avenue
ACCOUNTING FIRM                 New York, NY 10017

LEGAL COUNSEL                   Peter D. Lowenstein, Esq.
                                Two Sound View Drive, Suite 100
                                Greenwich, CT 06830

DIRECTORS                       Jean Bernhard Buttner
                                John W. Chandler
                                Frances T. Newton
                                Francis C. Oakley
                                David H. Porter
                                Paul Craig Roberts
                                Nancy-Beth Sheerr

OFFICERS                        Jean Bernhard Buttner
                                Chairman and President
                                David T. Henigson
                                Vice President, Secretary and
                                Chief Compliance Officer
                                Stephen R. Anastasio
                                Treasurer
                                Howard A. Brecher
                                Assistant Secretary/
                                Assistant Treasurer

This unaudited report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).


                                                                        #537645

Item 2. Code of Ethics.

      Not Applicable

Item 3. Audit Committee Financial Expert.

      Not Applicable

Item 9. Controls and Procedures.

      (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

      (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits.

      (a)   Not Applicable

      (b)   (1)   Certification pursuant to Rule 30a-2(a) under the Investment
                  Company Act of 1940 (17 CFR 270.30a-2) attached hereto as
                  Exhibit 99.CERT.

            (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                            SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By       /s/ Jean B. Buttner
         ---------------------------------
         Jean B. Buttner, President


Date:    December 12, 2006
         -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Jean B. Buttner
         --------------------------------------------
         Jean B. Buttner, President, Principal Executive Officer


By:      /s/ Stephen R. Anastasio
         --------------------------------------------
         Stephen R. Anastasio, Treasurer, Principal Financial Officer


Date: December 12, 2006
      -----------------